Related Parties, Leases (FY) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Cash paid for leases			$ 7,678	$ 9,788	$ 12,590
Related Party [Member]
Leases [Abstract]
Cash paid for leases	$ 600	$ 600	$ 1,900	$ 1,900	$ 2,500	$ 2,300	$ 6,800